Document and Entity Information	Dec. 02, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001723788
Document Type	8-K/A
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Bitwise 10 Crypto Index Fund
Entity Incorporation State Country Code	DE
Entity File Number	000-56270
Entity Tax Identification Number	82-3002349
Entity Address, Address Line One	400 Montgomery Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	968-1843
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Bitwise Investment Advisers, LLC (the “Sponsor”) on behalf of the Bitwise 10 Crypto Index Fund (BITW) is filing this Current Report on Form 8-K/A (the “Current Report”) to amend and restate the Company’s current report on Form 8-K originally filed on December 2, 2021 (the “Original Form 8-K”), clarifying that management of the Sponsor made the determination that the text of Note 3 as amended in Form 10-12G on August 13, 2021 could not be relied upon and that WithumSmith+Brown PC was consulted during the deliberations by management of the Sponsor. This Current Report amends and restates in its entirety Item 4.02 of the Original Form 8-K. No other changes were made to the Original Form 8-K.